Other non-current assets - Schedule of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
VAT receivables	€ 214	€ 208
Retirement benefit surplus (Note 16)	194	43
Investments	40	26
Other	86	60
Total other non-current assets	€ 534	€ 337